Loans - Summary of Risk Category of Loans by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Risk Category Of Loans [Line Items]
Total Loans	$ 788,247	$ 422,025
Construction and Land Development [Member]
Risk Category Of Loans [Line Items]
Total Loans	239,302	113,710
Commercial Real Estate Financing Receivable [Member]
Risk Category Of Loans [Line Items]
Total Loans	242,773	114,852
Commercial Real Estate, Other [Member]
Risk Category Of Loans [Line Items]
Total Loans	5,377	10,350
Real Estate Residential 1-4 Family [Member]
Risk Category Of Loans [Line Items]
Total Loans	131,337	98,615
Residential Real Estate, Other [Member]
Risk Category Of Loans [Line Items]
Total Loans	83,237	39,851
Commercial and Industrial [Member]
Risk Category Of Loans [Line Items]
Total Loans	78,194	36,397
Consumer Other Financing Receivable [Member]
Risk Category Of Loans [Line Items]
Total Loans	8,027	8,250
Pass [Member]
Risk Category Of Loans [Line Items]
Total Loans	780,761	416,319
Pass [Member] | Construction and Land Development [Member]
Risk Category Of Loans [Line Items]
Total Loans	239,225	113,710
Pass [Member] | Commercial Real Estate Financing Receivable [Member]
Risk Category Of Loans [Line Items]
Total Loans	239,584	110,938
Pass [Member] | Commercial Real Estate, Other [Member]
Risk Category Of Loans [Line Items]
Total Loans	5,377	10,350
Pass [Member] | Real Estate Residential 1-4 Family [Member]
Risk Category Of Loans [Line Items]
Total Loans	128,869	96,823
Pass [Member] | Residential Real Estate, Other [Member]
Risk Category Of Loans [Line Items]
Total Loans	83,129	39,851
Pass [Member] | Commercial and Industrial [Member]
Risk Category Of Loans [Line Items]
Total Loans	76,552	36,397
Pass [Member] | Consumer Other Financing Receivable [Member]
Risk Category Of Loans [Line Items]
Total Loans	8,025	8,250
Substandard [Member]
Risk Category Of Loans [Line Items]
Total Loans	7,486	5,706
Substandard [Member] | Construction and Land Development [Member]
Risk Category Of Loans [Line Items]
Total Loans	77
Substandard [Member] | Commercial Real Estate Financing Receivable [Member]
Risk Category Of Loans [Line Items]
Total Loans	3,189	3,914
Substandard [Member] | Real Estate Residential 1-4 Family [Member]
Risk Category Of Loans [Line Items]
Total Loans	2,468	1,792
Substandard [Member] | Residential Real Estate, Other [Member]
Risk Category Of Loans [Line Items]
Total Loans	108
Substandard [Member] | Commercial and Industrial [Member]
Risk Category Of Loans [Line Items]
Total Loans	1,642
Substandard [Member] | Consumer Other Financing Receivable [Member]
Risk Category Of Loans [Line Items]
Total Loans	$ 2